UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York          August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $539,400
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7   COLUMN 8

                               TITLE                          VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS SOLE SHARED NONE

AFLAC INC                      COM               001055102    95,840      1,526,120 SH            SOLE       NONE   1,526,120
BAIDU COM INC                  SPON ADR REP A    056752108   221,172        706,710 SH            SOLE       NONE     706,710
GOOGLE INC                     CL A              38259P508    88,275        167,690 SH            SOLE       NONE     167,690
MINDRAY MEDICAL INTL LTD       SPON ADR          602675100    73,841      1,978,596 SH            SOLE       NONE   1,978,596
NEW ORIENTAL ED & TECH GRP I   SPON ADR          647581107    40,293        689,715 SH            SOLE       NONE     689,715
TITANIUM METALS CORP           COM NEW           888339207    19,978      1,428,000 SH            SOLE       NONE   1,428,000

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